U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 2, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Infrastructure and Income Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2024, and filed electronically as Post-Effective Amendment No. 590 under the 1933 Act, and Amendment No. 591 under the 1940 Act, to the Trust’s Registration Statement on Form N-1A on March 28, 2024 (Accession No. 0000894189-24-001989).

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.